Investment Risks - Stock Dividend Fund, Inc.	Feb. 20, 2025
Changing stock market and economic conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
a)	changing stock market and economic conditions may cause total returns to go down over short and even long periods of time.

Investment strategies may not prove to be effective [Member]
Prospectus [Line Items]
Risk [Text Block]
b)	the investment strategies may not prove to be effective.

Periods of declining stock market prices [Member]
Prospectus [Line Items]
Risk [Text Block]
c)	periods of declining stock market prices may cause investing in common stock securities by the public to fall out of favor, thereby causing the Fund to underperform or lose money.

Changes in the tax treatment on stock dividends [Member]
Prospectus [Line Items]
Risk [Text Block]
d)	changes in the tax treatment on stock dividends may adversely affect the value of dividend paying stocks.

Fund invests mainly in U.S. larger capitalization stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
e)	The Fund invests mainly in U.S. larger capitalization stocks which may underperform other stock categories such as small and international.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor could lose money in this Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification risk: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company. The Fund seeks only enough diversification in securities selection to maintain Federal non-taxable status under Sub-Chapter M of the Internal Revenue Code. See section “Tax consequences” of this prospectus for information about requirements for Sub-Chapter M for the Fund.